Quarterly portfolio holdings
John Hancock
Emerging Markets Debt Fund
Fixed income
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.6%					$29,993,432
(Cost $29,419,794)
U.S. Government 2.6%					29,993,432
U.S. Treasury
Bond	4.625	11-15-44		4,785,000	4,786,869

Note	4.625	02-15-35		24,000,000	25,206,563
Foreign government obligations 49.6%					$574,657,116
(Cost $542,914,851)
Argentina 4.4%					50,962,605
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		3,985,243	2,873,639
Bond	6.625	09-01-37		2,755,200	1,986,692
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		1,232,090	1,158,164
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter) (B)	0.750	07-09-30		24,240,000	20,022,240
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		35,207,840	24,921,870
Bahrain 0.4%					4,572,429
Kingdom of Bahrain
Bond	6.750	09-20-29		4,400,000	4,572,429
Brazil 2.0%					23,612,314
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	125,000,000	23,612,314
Colombia 3.2%					36,842,853
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	8,740,760
Bond	5.000	06-15-45		16,600,000	12,381,110
Bond	5.200	05-15-49		3,900,000	2,879,175
Bond	7.500	02-02-34		6,000,000	6,319,500
Santa Fe de Bogota DC
Bond	13.140	11-05-35	COP	24,500,000,000	6,522,308
Costa Rica 0.5%					6,312,750
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	5,205,250
Bond	7.300	11-13-54		1,000,000	1,107,500
Dominican Republic 2.5%					28,799,737
Government of Dominican Republic
Bond (A)	5.300	01-21-41		4,300,000	3,850,951
Bond	5.300	01-21-41		1,400,000	1,253,798
Bond (A)	5.875	01-30-60		5,350,000	4,756,953
Bond	5.875	01-30-60		3,500,000	3,112,025
Bond	6.850	01-27-45		1,550,000	1,595,493
Bond	10.500	03-15-37	DOP	418,000,000	7,040,825
Bond (A)	10.750	06-01-36	DOP	418,700,000	7,189,692
Ecuador 2.5%					29,142,000
Republic of Ecuador
Bond	6.900	07-31-35		22,500,000	19,057,500
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	10,084,500
Egypt 2.6%					29,664,411
Arab Republic of Egypt
Bond (A)(B)	7.500	01-31-27		3,700,000	3,791,291
Bond	7.500	01-31-27		900,000	922,206
Bond	8.500	01-31-47		9,730,000	9,068,203
Bond (A)(B)	8.875	05-29-50		6,000,000	5,793,086
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond	8.875	05-29-50		10,450,000	$10,089,625
Ghana 1.2%					13,542,499
Republic of Ghana
Bond (A)(C)	3.286	01-03-30		845,400	739,181
Bond (A)(C)	3.470	07-03-26		267,600	262,204
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		7,547,450	7,380,978
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		5,820,300	5,160,136
Hungary 2.0%					22,832,501
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,305,446
Bond (A)	6.125	05-22-28		2,800,000	2,905,390
Bond	6.125	05-22-28		800,000	830,111
Bond	6.250	09-22-32		11,030,000	11,791,554
Iraq 0.3%					3,759,665
Republic of Iraq
Bond	5.800	01-15-28		3,774,375	3,759,665
Ivory Coast 0.3%					3,543,881
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,727,339
Bond	4.875	01-30-32	EUR	738,000	816,542
Jordan 1.0%					11,560,115
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,560,115
Kazakhstan 0.5%					5,953,154
Republic of Kazakhstan
Bond (A)	5.500	07-01-37		5,800,000	5,953,154
Morocco 0.7%					7,606,157
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,741,083
Bond	4.000	12-15-50		1,400,000	1,021,156
Bond	6.500	09-08-33		1,700,000	1,843,918
Nigeria 2.5%					29,355,881
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	3,011,032
Bond (A)	7.696	02-23-38		2,600,000	2,556,033
Bond	7.696	02-23-38		800,000	786,472
Bond (A)	7.875	02-16-32		2,000,000	2,052,959
Bond	7.875	02-16-32		6,500,000	6,672,116
Bond (A)	8.375	03-24-29		5,500,000	5,782,619
Bond	8.375	03-24-29		1,600,000	1,682,217
Bond	9.248	01-21-49		6,400,000	6,812,433
Oman 0.8%					9,247,465
Sultanate of Oman
Bond (A)(B)	7.000	01-25-51		6,250,000	7,179,709
Bond	7.000	01-25-51		1,800,000	2,067,756
Panama 2.0%					23,626,325
Republic of Panama
Bond	2.252	09-29-32		9,500,000	7,752,950
Bond	6.700	01-26-36		3,950,000	4,189,370
Bond (B)	6.853	03-28-54		3,700,000	3,818,770
Bond (B)	6.875	01-31-36		7,350,000	7,865,235
Philippines 3.0%					34,793,531
Asian Development Bank
Bond	19.750	04-16-26	EGP	270,000,000	5,656,344
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Bond	20.000	03-27-26	NGN	17,500,000,000	$12,193,860
Bond	20.000	06-04-26	EGP	812,900,000	16,943,327
Poland 0.6%					7,404,458
Republic of Poland
Bond	4.875	10-04-33		3,520,000	3,584,147
Bond	5.500	04-04-53		3,920,000	3,820,311
Qatar 2.2%					25,401,047
State of Qatar
Bond (A)	4.817	03-14-49		10,000,000	9,662,909
Bond	4.817	03-14-49		11,500,000	11,112,346
Bond (A)	5.103	04-23-48		4,250,000	4,273,830
Bond	5.103	04-23-48		350,000	351,962
Romania 1.8%					20,710,776
Republic of Romania
Bond	3.625	03-27-32		7,240,000	6,583,861
Bond	6.375	01-30-34		7,800,000	8,071,095
Bond	6.625	02-17-28		5,820,000	6,055,820
Saudi Arabia 3.7%					42,609,352
Kingdom of Saudi Arabia
Bond (A)(B)	2.250	02-02-33		7,760,000	6,698,589
Bond	2.250	02-02-33		1,900,000	1,640,118
Bond (A)	5.000	01-18-53		12,600,000	11,532,337
Bond	5.000	01-18-53		2,100,000	1,922,056
Bond (A)	5.250	01-16-50		18,050,000	17,435,422
Bond	5.250	01-16-50		3,500,000	3,380,830
Senegal 0.3%					2,883,553
Republic of Senegal
Bond	6.250	05-23-33		4,700,000	2,883,553
South Africa 2.3%					26,915,067
Republic of South Africa
Bond	4.300	10-12-28		4,300,000	4,277,554
Bond	5.875	04-20-32		9,300,000	9,589,047
Bond	7.300	04-20-52		6,800,000	6,875,738
Bond	8.875	02-28-35	ZAR	103,000,000	6,172,728
Turkey 3.7%					43,040,574
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28		4,250,000	4,662,135
Bond	10.500	12-06-28		4,300,000	4,716,984
Republic of Turkey
Bond	5.950	01-15-31		6,400,000	6,447,230
Bond	6.000	01-14-41		23,550,000	21,272,961
Bond	6.950	09-16-35		5,800,000	5,941,264
Ukraine 1.1%					12,780,472
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30		766,241	426,037
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34		2,863,326	1,317,631
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35		2,419,711	1,367,514
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36		2,016,426	1,136,147
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-34		2,104,097	1,235,867
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-36		7,013,659	4,024,776
GDP-Linked Bond (D)*	7.750	05-31-40		3,500,000	3,272,500
Uruguay 1.0%					11,731,544
Republic of Uruguay
Bond	8.000	10-29-35	UYU	460,000,000	11,731,544
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Venezuela 0.5%				$5,450,000
Republic of Venezuela
Bond (E)	7.650	04-21-25	20,000,000	5,450,000

Corporate bonds 45.0%				$520,777,573
(Cost $531,238,317)
Brazil 2.4%				28,181,268
CSN Resources SA (B)	4.625	06-10-31	2,117,000	1,578,043
CSN Resources SA (B)	5.875	04-08-32	5,750,000	4,326,875
Gerdau Trade, Inc.	5.750	06-09-35	6,600,000	6,847,500
MC Brazil Downstream Trading Sarl (A)	7.250	06-30-31	5,473,253	4,597,533
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	4,561,044	3,831,277
Petrobras Global Finance BV (B)	6.850	06-05-15	7,276,000	7,000,040
Canada 0.5%				5,395,060
Canacol Energy, Ltd. (E)	5.750	11-24-28	8,600,000	1,548,000
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34	3,700,000	3,847,060
Cayman Islands 0.2%				2,060,983
Energuate Trust 2 0 (A)	6.350	09-15-35	2,070,000	2,060,983
Chile 3.1%				35,620,878
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,236,498
Colbun SA (A)	5.375	09-11-35	4,180,000	4,211,392
Corp. Nacional del Cobre de Chile	4.500	08-01-47	6,800,000	5,585,471
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,815,350
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,517,589
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,548,012
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	6,700,000	6,706,566
Colombia 0.7%				8,622,360
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,172,258
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	661,122
Grupo Energia Bogota SA ESP (A)	5.750	10-22-35	5,800,000	5,788,980
Costa Rica 1.0%				11,560,892
Instituto Costarricense de Electricidad	6.375	05-15-43	11,780,000	11,560,892
Dominican Republic 0.7%				8,240,974
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	7,860,000	8,240,974
Ecuador 0.1%				1,344,360
Corp Quiport SA (A)	9.000	12-15-37	1,275,000	1,344,360
Guatemala 0.6%				6,867,000
CT Trust (A)	5.125	02-03-32	5,600,000	5,341,000
CT Trust (B)	5.125	02-03-32	1,600,000	1,526,000
Hong Kong 0.5%				5,916,115
Sinochem Overseas Capital Company, Ltd. (B)	6.300	11-12-40	5,100,000	5,916,115
India 2.9%				33,032,812
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,433,850	7,215,716
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,975,550
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	441,728
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	1,417,000	1,391,346
Export-Import Bank of India (A)(B)	5.500	01-13-35	7,500,000	7,878,246
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,268,286
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,058,000	2,848,108
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	4,013,832
Indonesia 5.7%				65,634,997
Freeport Indonesia PT (B)	6.200	04-14-52	10,100,000	10,335,168
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Indonesia (continued)
Indika Energy Tbk PT (A)	8.750	05-07-29	5,300,000	$5,292,252
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	7,113,107
Pertamina Persero PT	6.000	05-03-42	11,900,000	12,215,197
Pertamina Persero PT (A)(B)	6.000	05-03-42	14,300,000	14,678,767
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,125,200
Pertamina Persero PT	6.450	05-30-44	1,000,000	1,073,553
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,801,753
Luxembourg 2.4%				27,320,355
Ambipar Lux Sarl (A)(E)	9.875	02-06-31	5,514,000	1,234,088
Ambipar Lux Sarl (A)(E)	10.875	02-05-33	2,250,000	382,500
FORESEA Holding SA (A)	7.500	06-15-30	164,787	161,692
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,841,049
Oceanica Lux (A)	13.000	10-02-29	7,350,000	7,285,761
OHI Group SA	13.000	07-22-29	5,130,000	5,221,415
Raizen Fuels Finance SA (A)	6.950	03-05-54	1,500,000	1,193,850
Malaysia 0.8%				9,145,975
Petronas Capital, Ltd. (A)	5.848	04-03-55	8,600,000	9,145,975
Mauritius 1.0%				12,096,025
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,108,043
Greenko Wind Projects Mauritius, Ltd. (A)(B)	7.250	09-27-28	5,000,000	5,049,762
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,938,220
Mexico 6.1%				71,059,685
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,233,475
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(F)	7.500	06-27-29	1,630,000	1,654,802
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(F)	8.375	05-20-31	3,000,000	3,142,530
BBVA Bancomer SA (A)	5.250	09-10-29	2,550,000	2,613,240
Coca-Cola Femsa SAB de CV	5.100	05-06-35	8,600,000	8,710,080
Corp. Inmobiliaria Vesta SAB de CV (A)	5.500	01-30-33	3,560,000	3,585,098
FIBRA Prologis (A)	5.500	11-26-35	4,960,000	4,940,061
FIEMEX Energia (A)	7.250	01-31-41	3,813,453	3,985,707
FIEMEX Energia	7.250	01-31-41	1,396,615	1,459,701
Gruma SAB de CV (A)(B)	5.761	12-09-54	6,700,000	6,734,737
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,256,465
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,762,384
Mexico City Airport Trust (A)	5.500	07-31-47	6,400,000	5,631,296
Mexico City Airport Trust	5.500	07-31-47	7,200,000	6,335,208
Trust Fibra Uno (B)	6.390	01-15-50	6,550,000	6,074,494
Trust Fibra Uno (A)(B)	6.950	01-30-44	6,000,000	5,940,407
Morocco 0.9%				9,875,020
OCP SA	3.750	06-23-31	5,000,000	4,662,500
OCP SA	6.875	04-25-44	5,000,000	5,212,520
Netherlands 2.1%				24,746,732
Arcos Dorados BV (A)	6.375	01-29-32	3,600,000	3,817,260
Braskem Netherlands Finance BV (B)	5.875	01-31-50	15,200,000	5,169,998
Prosus NV (A)	4.027	08-03-50	8,870,000	6,220,298
Prosus NV	4.027	08-03-50	2,600,000	1,823,312
Yinson Boronia Production BV (A)	8.498	01-31-45	2,480,000	2,601,096
Yinson Boronia Production BV (A)	8.947	07-31-42	4,709,232	5,114,768
Nigeria 0.7%				8,175,455
Africa Finance Corp. (A)(B)	5.550	10-08-29	8,000,000	8,175,455
Oman 0.7%				7,539,255
EDO Sukuk, Ltd. (A)	5.662	07-03-31	7,202,000	7,539,255
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Panama 0.3%					$3,502,101
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,292,933	3,064,338
AES Panama Generation Holdings SRL	4.375	05-31-30		470,419	437,763
Peru 4.4%					51,011,946
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,540,625	5,947,861
Atlantica Transmision Sur SA	6.875	04-30-43		2,171,925	2,331,561
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34		6,000,000	6,190,140
Banco de Credito del Peru SA (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35		5,500,000	5,689,238
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,963,264
Consorcio Transmantaro SA (B)	5.200	04-11-38		1,500,000	1,488,979
Kallpa Generacion SA (A)	5.500	09-11-35		2,800,000	2,814,000
Niagara Energy SAC (A)	5.746	10-03-34		3,625,000	3,718,026
Petroleos del Peru SA	4.750	06-19-32		7,500,000	6,288,750
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	6,529,826
Petroleos del Peru SA	5.625	06-19-47		7,100,000	5,050,301
Poland 0.6%					6,889,823
ORLEN SA (A)	6.000	01-30-35		6,500,000	6,889,823
Saudi Arabia 0.4%					5,205,565
Gaci First Investment Company (B)	5.375	01-29-54		5,500,000	5,205,565
Singapore 0.6%					6,508,733
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39		5,056,560	5,265,492
LLPL Capital Pte, Ltd.	6.875	02-04-39		1,193,910	1,243,241
Togo 1.0%					11,527,444
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27		4,200,000	4,169,597
Banque Ouest Africaine de Developpement	5.000	07-27-27		1,300,000	1,290,590
Banque Ouest Africaine de Developpement (A)	6.250	10-14-40	EUR	5,300,000	6,067,257
Turkey 1.8%					21,346,707
Turkcell Iletisim Hizmetleri AS (A)	7.450	01-24-30		6,600,000	6,916,948
Turkiye Ihracat Kredi Bankasi AS (B)	6.375	10-03-30		5,850,000	5,849,646
Turkiye Varlik Fonu Yonetimi AS	7.750	09-10-35		5,800,000	6,026,990
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31		2,443,000	2,553,123
United Kingdom 1.1%					13,077,997
Biocon Biologics Global PLC (A)	6.670	10-09-29		5,700,000	5,616,141
IHS Holding, Ltd. (A)	6.250	11-29-28		5,800,000	5,770,502
IHS Holding, Ltd.	6.250	11-29-28		1,700,000	1,691,354
United States 0.7%					7,739,911
Kosmos Energy, Ltd. (A)(B)	8.750	10-01-31		5,400,000	3,159,000
Sasol Financing USA LLC	5.500	03-18-31		5,400,000	4,580,911
Uzbekistan 0.4%					4,560,895
Navoi Mining & Metallurgical Combinat (A)(B)	6.700	10-17-28		4,408,000	4,560,895
Venezuela 0.6%					6,970,250
Petroleos de Venezuela SA (E)	6.000	11-15-26		28,450,000	6,970,250

	Shares	Value
Common stocks 0.1%		$613,483
(Cost $9,357,362)
Canada 0.0%		234,314
Frontera Energy Corp. (B)	50,770	234,314
Luxembourg 0.1%		379,169
FORESEA Holding SA, Class B (A)(D)	1,602	37,915
FORESEA Holding SA, Class C (A)(D)	14,419	341,254
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	7

	Shares	Value
Mexico 0.0%		$0
Unifin Financiera SAB de CV (B)(D)(G)	1,551,287	0

	Par value^	Value
Escrow certificates 0.0%		$487,426
(Cost $18,052,627)
Credito Real SAB de CV (D)	11,760,000	1,176
Credito Real SAB de CV (D)	3,500,000	26,250
Unifin Financiera SAB de CV (D)	11,500,000	460,000

	Yield (%)	Shares	Value
Short-term investments 5.5%			$64,060,605
(Cost $64,054,875)
Short-term funds 5.5%			64,060,605
John Hancock Collateral Trust (H)	3.9009(I)	6,404,075	64,060,605

Total investments (Cost $1,195,037,826) 102.8%	$1,190,589,635
Other assets and liabilities, net (2.8%)	(32,330,089)
Total net assets 100.0%	$1,158,259,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
NGN	Nigerian Naira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $474,979,077 or 41.0% of the fund’s net assets as of 11-30-25.
(B)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $66,589,401.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 11-30-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-25:
Foreign government obligations	49.6%
Energy	13.0%
Financials	7.9%
Materials	7.2%
Utilities	7.1%
Industrials	3.7%
U.S. Government	2.6%
Communication services	2.1%
Consumer staples	1.6%
Consumer discretionary	1.0%
Real estate	0.7%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Health care	0.5%
Information technology	0.3%
Short-term investments and other	2.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	535	Long	Mar 2026	$60,769,478	$60,638,906	$(130,572)
Ultra U.S. Treasury Bond Futures	200	Long	Mar 2026	24,248,842	24,187,500	(61,342)
						$(191,914)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	88,918,051	CNY	630,318,990	GSI	12/17/2025	—	$(304,193)
USD	2,506,956	EUR	2,140,000	JPM	12/17/2025	$21,674	—
USD	6,181,682	EUR	5,300,000	RBCD	12/17/2025	26,544	—
USD	45,712,640	MXN	866,877,220	GSI	12/17/2025	—	(1,579,775)
						$48,218	$(1,883,968)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$29,993,432	—	$29,993,432	—
Foreign government obligations	574,657,116	—	574,657,116	—
Corporate bonds	520,777,573	—	520,777,573	—
Common stocks	613,483	$234,314	379,169	—
Escrow certificates	487,426	—	487,426	—
Short-term investments	64,060,605	64,060,605	—	—
Total investments in securities	$1,190,589,635	$64,294,919	$1,126,294,716	—
Derivatives:
Assets
Forward foreign currency contracts	$48,218	—	$48,218	—
Liabilities
Futures	(191,914)	$(191,914)	—	—
Forward foreign currency contracts	(1,883,968)	—	(1,883,968)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,404,075	$48,906,056	$147,794,179	$(132,636,756)	$(2,935)	$61	$173,122	—	$64,060,605
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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